Note 7 - Loans Receivable, Net and Allowance for Credit Losses - Composition of Net Loans Receivable (Details) - USD ($) $ in Thousands		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Loans		$ 610,878	$ 630,761
Deferred loan fees and costs		(771)	(1,219)
Allowance for credit losses		(6,758)	(7,678)	$ (5,262)
Net Loans		603,349	621,864
Real Estate Portfolio Segment [Member]
Loans		482,941	471,690
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Owner Occupied Loans [Member]
Loans		22,885	18,070
Allowance for credit losses		(153)	(123)	(73)
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Non-owner Occupied Loans [Member]
Loans		40,455	39,315
Allowance for credit losses		(219)	(295)	(292)
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Loans [Member]
Loans		63,340	57,385
Real Estate Portfolio Segment [Member] | Multi-family (Five Or More) Residential Loans [Member]
Loans		46,680	46,909
Allowance for credit losses		(420)	(451)	(249)
Real Estate Portfolio Segment [Member] | Commercial Real Estate Loans [Member]
Loans		331,174	333,540
Real Estate Portfolio Segment [Member] | Construction Loans [Member]
Loans		35,585	28,938
Allowance for credit losses		(583)	(304)	(119)
Real Estate Portfolio Segment [Member] | Home Equity Loan [Member]
Loans		6,162	4,918
Allowance for credit losses		(61)	(33)	$ (29)
Commercial Portfolio Segment [Member]
Loans	[1]	127,868	159,069
Consumer Portfolio Segment [Member]
Loans		$ 69	$ 2

[1]	Includes $163,000 and $214,000 of PPP loans at March 31, 2023 and December 31, 2022, respectively.